Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ 443,867	¥ 330,739
Current service cost	(21,924)	(25,597)	¥ (26,431)
Interest cost	11,064	7,356	6,213
Past service cost	462		(20)
At end of period	659,730	443,867	330,739
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	883,055	986,810
Current service cost	21,924	25,597
Interest cost	20,286	15,154
Actuarial losses (gains)—demographic assumptions	567	(4,170)
Actuarial losses (gains)—financial assumptions	(81,664)	(80,455)
Actuarial losses (gains)—experience	(3,837)	447
Benefits paid	(45,227)	(43,583)
Lump-sum payments	(15,623)	(16,094)
Past service cost	462
Others	1,541	(651)
At end of period	¥ 781,484	¥ 883,055	¥ 986,810